Condensed Consolidated Statements of Changes in Stockholders’ Equity - AutoLotto, Inc. [Member] - USD ($)	Common Stock	Preferred Stock – Series Seed	Preferred Stock – Series A	Preferred Stock – Series A1	Preferred Stock – Series A2	Paid-in Capital – Common	Paid-in Capital – Preferred	Accumulated Deficit	Total AutoLotto Inc. Stockholders’ Equity	Non controlling Interest	Total
Balance at Dec. 31, 2018	$ 5,159	$ 63	$ 122	$ 22	$ 30	$ 9,065,240	$ 97,001,492	$ (78,491,319)			$ 27,580,810
Balance (in Shares) at Dec. 31, 2018	5,158,607	633,000	1,220,000	223,749	302,668
Beneficial conversion feature							717,866				717,866
Issuance of digital securities							2,891,591				2,891,591
Stock based compensation						22,526					22,526
Net income (loss)								(10,836,586)			(10,836,586)
Balance at Dec. 31, 2019	$ 5,159	$ 63	$ 122	$ 22	$ 30	9,087,766	100,610,949	(89,327,905)	$ 20,376,206		20,376,206
Balance (in Shares) at Dec. 31, 2019	5,158,607	633,000	1,220,000	223,749	302,668
Issuance of digital securities							162,498		162,498		162,498
Stock based compensation						4,905			4,905		4,905
Net income (loss)								(949,252)	(949,252)		(949,252)
Balance at Mar. 31, 2020	$ 5,159	$ 63	$ 122	$ 22	$ 30	9,092,671	100,773,447	(90,277,156)	19,594,357		19,594,357
Balance (in Shares) at Mar. 31, 2020	5,158,607	633,000	1,220,000	223,749	302,668
Balance at Dec. 31, 2019	$ 5,159	$ 63	$ 122	$ 22	$ 30	9,087,766	100,610,949	(89,327,905)	20,376,206		20,376,206
Balance (in Shares) at Dec. 31, 2019	5,158,607	633,000	1,220,000	223,749	302,668
Beneficial conversion feature							1,405,341				1,405,341
Issuance of digital securities							649,992				649,992
Stock based compensation						16,099					16,099
Net income (loss)								(5,812,663)			(5,812,663)
Balance at Dec. 31, 2020	$ 5,159	$ 63	$ 122	$ 22	$ 30	9,103,865	102,666,282	(95,140,570)	16,634,973		16,634,973
Balance (in Shares) at Dec. 31, 2020	5,158,607	633,000	1,220,000	223,749	302,668
Balance at Mar. 31, 2020	$ 5,159	$ 63	$ 122	$ 22	$ 30	9,092,671	100,773,447	(90,277,156)	19,594,357		19,594,357
Balance (in Shares) at Mar. 31, 2020	5,158,607	633,000	1,220,000	223,749	302,668
Issuance of digital securities							162,498		162,498		162,498
Stock based compensation						4,904			4,904		4,904
Net income (loss)								(2,035,757)	(2,035,757)		(2,035,757)
Balance at Jun. 30, 2020	$ 5,159	$ 63	$ 122	$ 22	$ 30	9,097,576	100,935,945	(92,312,913)	17,726,003		17,726,003
Balance (in Shares) at Jun. 30, 2020	5,158,607	633,000	1,220,000	223,749	302,668
Issuance of digital securities							162,498		162,498		162,498
Stock based compensation						4,063			4,063		4,063
Net income (loss)								(1,160,185)	(1,160,185)		(1,160,185)
Balance at Sep. 30, 2020	$ 5,159	$ 63	$ 122	$ 22	$ 30	9,101,639	101,098,443	(93,473,098)	16,732,379		16,732,379
Balance (in Shares) at Sep. 30, 2020	5,158,607	633,000	1,220,000	223,749	302,668
Balance at Dec. 31, 2020	$ 5,159	$ 63	$ 122	$ 22	$ 30	9,103,865	102,666,282	(95,140,570)	16,634,973		16,634,973
Balance (in Shares) at Dec. 31, 2020	5,158,607	633,000	1,220,000	223,749	302,668
Issuance of common stock upon stock option exercise	$ 5					895			900		900
Issuance of common stock upon stock option exercise (in Shares)	5,000
Conversion of convertible debt	$ 465					934,535			935,000		935,000
Conversion of convertible debt (in Shares)	465,171
Beneficial conversion feature							9,149,683		9,149,683		9,149,683
Issuance of digital securities							108,331		108,331		108,331
Stock based compensation						2,160			2,160		2,160
Net income (loss)								(5,456,033)	(5,456,033)		(5,456,033)
Balance at Mar. 31, 2021	$ 5,629	$ 63	$ 122	$ 22	$ 30	10,041,454	111,924,296	(100,596,604)	21,375,013		21,375,013
Balance (in Shares) at Mar. 31, 2021	5,628,778	633,000	1,220,000	223,749	302,668
Issuance of common stock upon stock option exercise	$ 34					5,997			6,030		6,030
Issuance of common stock upon stock option exercise (in Shares)	33,500
Issuance of common stock in business acquisition	$ 229					459,462			459,691		459,691
Issuance of common stock in business acquisition (in Shares)	228,702
Stock based compensation						2,160			2,160		2,160
Minority interest in acquisition										2,643,169	2,643,169
Net income (loss)								(2,134,113)	(2,134,113)		(2,134,113)
Balance at Jun. 30, 2021	$ 5,891	$ 63	$ 122	$ 22	$ 30	10,509,073	111,924,296	(102,730,717)	19,708,780	2,643,169	22,351,949
Balance (in Shares) at Jun. 30, 2021	5,890,980	633,000	1,220,000	223,749	302,668
Issuance of common stock upon stock option exercise	$ 20					40,180			40,200		40,200
Issuance of common stock upon stock option exercise (in Shares)	20,000
Beneficial conversion feature							893,028		893,028		893,028
Stock based compensation						2,160			2,160		2,160
Minority interest in acquisition
Net income (loss)								11,152,848	11,152,848		11,152,848
Balance at Sep. 30, 2021	$ 5,911	$ 63	$ 122	$ 22	$ 30	$ 10,551,413	$ 112,817,324	$ (91,577,869)	$ 31,797,017	$ 2,643,169	$ 34,440,186
Balance (in Shares) at Sep. 30, 2021	5,910,980	633,000	1,220,000	223,749	302,668